Earnings Per Common Share - Schedule of Reconciliation of Numerator and Denominator for Basic and Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net income attributable to common shareholders - Basic	$ 315	$ 289	$ 511	$ 494
Net income attributable to common shareholders - Diluted	$ 315	$ 289	$ 511	$ 494
Weighted average common shares outstanding—Basic (in shares)	196	195	196	195
Effect of dilutive common stock equivalents (in shares)	0	0	0	0
Effect of dilutive forward sale agreements (in shares)	0	0	0	0
Weighted average common shares outstanding—Diluted (in shares)	196	195	196	195